7. INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory rate applied to loss before income taxes	$ (2,276,031)	$ (5,903,355)
Nondeductible permanent differences	806,885	4,446,014
Change in tax rate estimates	0	3,566,781
Change in valuation allowance	1,469,146	(2,109,440)
Income tax expense (benefit)	$ 0	$ 0